Current liabilities - trade and other payables (Tables)	12 Months Ended
Dec. 31, 2024
Current Liabilities - Trade and Other Payables [Abstract]
Schedule of Current Liabilities Trade and Other Payables
	Consolidated
	As of	As of
	December 31,	December 31,
	2024	2023
	$	$
Trade payables	274,380	501,424
Other payables	959,274	918,595
	1,233,654	1,420,019